BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2015
BUSINESS COMBINATION [Abstract]
Schedule of Valuation of Tangible and Intangible Assets Acquired and Liabilities Assumed
Closing Date
Total assets	$204
Total liabilities	(148)
Technology	4,433
Goodwill	11,107
Deferred tax liability	(709)

Total consideration	$14,887

Schedule of condensed combined pro forma information
	Year ended December 31,
	2014	2015

	Unaudited

Revenues	$17,319	$18,964
Net income (loss)	251	(3,923)
Basic and diluted earnings (loss) per share	$0.03	$(0.55)